Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Schedule of Investments [Line Items]
Equity method investments	¥ 706,974	¥ 598,772
Investments held by consolidated investment companies and other	85,847	68,429
Total	¥ 792,821	¥ 667,201